Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

March 31, 2021

VF-2045-QTLY-0521
1.903286.111

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	165,489	$7,777,995
VIP Equity-Income Portfolio Initial Class (a)	319,053	8,062,476
VIP Growth & Income Portfolio Initial Class (a)	380,974	9,211,962
VIP Growth Portfolio Initial Class (a)	84,764	7,968,707
VIP Mid Cap Portfolio Initial Class (a)	52,597	2,253,773
VIP Value Portfolio Initial Class (a)	324,294	5,915,127
VIP Value Strategies Portfolio Initial Class (a)	182,896	2,893,421
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,317,525)		44,083,461

International Equity Funds - 41.6%
VIP Emerging Markets Portfolio Initial Class (a)	1,005,716	14,834,314
VIP Overseas Portfolio Initial Class (a)	846,002	22,148,324
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $29,231,472)		36,982,638

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	163,438	1,776,571
Fidelity Long-Term Treasury Bond Index Fund (a)	161,402	2,217,661
VIP High Income Portfolio Initial Class (a)	337,396	1,784,827
VIP Investment Grade Bond Portfolio Initial Class (a)	161,595	2,178,305
TOTAL BOND FUNDS
(Cost $7,967,868)		7,957,364

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $900)	899	900
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $71,517,765)		89,024,363
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,246)
NET ASSETS - 100%		$89,009,117

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,637,430	$241,620	$76,211	$59	$(303)	$(25,965)	$1,776,571
Fidelity Long-Term Treasury Bond Index Fund	1,883,597	753,899	118,257	10,315	(14,314)	(287,264)	2,217,661
VIP Contrafund Portfolio Initial Class	7,100,261	1,222,480	360,278	345,392	(7,012)	(177,456)	7,777,995
VIP Emerging Markets Portfolio Initial Class	13,532,750	2,007,461	669,790	554,254	15,569	(51,676)	14,834,314
VIP Equity-Income Portfolio Initial Class	7,492,668	892,771	762,334	253,227	17,407	421,964	8,062,476
VIP Government Money Market Portfolio Initial Class 0.01%	163,305	3,009	166,314	1	--	--	--
VIP Growth & Income Portfolio Initial Class	8,534,374	941,877	966,750	264,206	20,348	682,113	9,211,962
VIP Growth Portfolio Initial Class	7,235,530	1,708,094	314,617	877,735	(6,878)	(653,422)	7,968,707
VIP High Income Portfolio Initial Class	1,634,291	203,565	47,121	13,789	(225)	(5,683)	1,784,827
VIP Investment Grade Bond Portfolio Initial Class	2,003,485	623,727	361,537	28,963	(7,151)	(80,219)	2,178,305
VIP Mid Cap Portfolio Initial Class	2,069,512	155,621	191,425	8,041	5,666	214,399	2,253,773
VIP Overseas Portfolio Initial Class	20,293,269	2,783,751	661,745	627,648	(10,913)	(256,038)	22,148,324
VIP Value Portfolio Initial Class	5,480,655	486,855	833,898	13,588	64,391	717,124	5,915,127
VIP Value Strategies Portfolio Initial Class	2,681,333	192,557	419,339	4,497	24,371	414,499	2,893,421
Total	$81,742,460	$12,217,287	$5,949,616	$3,001,715	$100,956	$912,376	$89,023,463

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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